Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Depreciation of all equipment and vehicles is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives as follows:

Estimated useful lives
Vehicle	5 years
Office equipment	5 years
Facility equipment	3 to 13 years